Performance Management	Oct. 27, 2026
Ocean Park Domestic ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share class of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting https://www.oceanparketfs.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2025	7.03%
Worst Quarter:	3/31/2025	(5.04)%
The total return for Fund shares from January 1, 2026 to September 30, 2026 was 12.11%
Year to Date Return, Label [Optional Text]	The total return for Fund shares
Bar Chart, Year to Date Return	12.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.03%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.04%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception of the Fund
Return before taxes	5.56%	7.61%
Return after taxes on distributions	5.38%	7.42%
Return after taxes on distributions and sale of Fund shares	3.41%	5.80%
Morningstar US Market TR USD* (reflects no deduction for fees, expense or taxes)	17.35%	15.71%

*	Morningstar U.S. Market Index: The index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expense or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Availability Website Address [Text]	https://www.oceanparketfs.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share class of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting https://www.oceanparketfs.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2025	6.90%
Worst Quarter:	3/31/2025	(2.52)%
The total return for Fund shares from January 1, 2026 to September 30, 2026 was 9.84%
Year to Date Return, Label [Optional Text]	The total return for Fund shares
Bar Chart, Year to Date Return	9.84%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.90%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.52%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception of the Fund
Return before taxes	10.97%	5.14%
Return after taxes on distributions	10.18%	4.15%
Return after taxes on distributions and sale of Fund shares	6.90%	3.67%
Morningstar Global Markets ex US NR Index* (reflects no deduction for fees, expense or taxes)	31.59%	18.48%

*	Morningstar Global Markets ex-US NR Index: The index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expense or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Availability Website Address [Text]	https://www.oceanparketfs.com
Performance Availability Phone [Text]	1-866-738-4363
Ocean Park Diversified Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share class of the Fund over time to the performance of a broad based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1 866 738 4363 or visiting https://www.oceanparketfs.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2025	3.15%
Worst Quarter:	3/31/2025	(0.80)%
The total return for Fund shares from January 1, 2026 to September 30, 2026 was 0.25%
Year to Date Return, Label [Optional Text]	The total return for Fund shares
Bar Chart, Year to Date Return	0.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.15%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(0.80%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception of the Fund
Return before taxes	4.08%	5.00%
Return after taxes on distributions	2.40%	3.17%
Return after taxes on distributions and sale of Fund shares	2.42%	3.06%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expense or taxes)	7.30%	5.72%

*	The Bloomberg U.S. Aggregate Bond Index, an unmanaged, broad based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar denominated investment grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Availability Website Address [Text]	https://www.oceanparketfs.com
Performance Availability Phone [Text]	1 866 738 4363
Ocean Park High Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share class of the Fund over time to the performance of a broad based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1 866 738 4363 or visiting https://www.oceanparketfs.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2025	2.61%
Worst Quarter:	3/31/2025	(0.78)%
The total return for Fund shares from January 1, 2026 to September 30, 2026 was (1.54)%
Year to Date Return, Label [Optional Text]	The total return for Fund shares
Bar Chart, Year to Date Return	(1.54%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.61%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(0.78%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Since Inception of the Fund
Return before taxes	2.79%	4.15%
Return after taxes on distributions	0.33%	1.70%
Return after taxes on distributions and sale of Fund shares	1.68%	2.16%
Bloomberg U.S. Aggregate Bond Index* (reflects no deduction for fees, expense or taxes)	7.30%	5.72%

*	The Bloomberg U.S. Aggregate Bond Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expense or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Availability Website Address [Text]	https://www.oceanparketfs.com
Performance Availability Phone [Text]	1 866 738 4363